Pension Plans and Other Postretirement Benefits (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Projected benefit obligation
Defined benefit plan, benefit obligation, beginning balance	$ 258	$ 191
Service cost for benefits earned	26	21
Interest cost on benefit obligations	11	8
Participant contributions
Plan amendments	(4)	3
Actuarial loss (gain)	4	35
Benefits paid	(7)	(6)
Exchange rate adjustments	3	6
Plan curtailments	(6)
Defined benefit plan, benefit obligation, ending balance	285	258
Domestic plans [Member]
Projected benefit obligation
Defined benefit plan, benefit obligation, beginning balance	113	73
Service cost for benefits earned	19	15	16
Interest cost on benefit obligations	7	5	3
Participant contributions
Plan amendments		3
Actuarial loss (gain)		(1)
Benefits paid	(1)	(1)
Exchange rate adjustments
Plan curtailments	(6)
Defined benefit plan, benefit obligation, ending balance	153	113	73
Foreign plans [Member]
Projected benefit obligation
Defined benefit plan, benefit obligation, beginning balance	145	118
Service cost for benefits earned	7	6	5
Interest cost on benefit obligations	4	3	4
Participant contributions
Plan amendments	(4)
Actuarial loss (gain)	1
Benefits paid	(6)	(5)
Exchange rate adjustments	3	6
Plan curtailments
Defined benefit plan, benefit obligation, ending balance	$ 132	$ 145	$ 118